Borrowings and financing	12 Months Ended
Dec. 31, 2025
Borrowings And Financing
Borrowings and financing

17	Borrowings and financing

Borrowings and financing outstanding balance
	December 31, 2025			December 31, 2024
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total

Local currency
Debentures	2,764,582	17,282,427	20,047,009	1,323,040	10,373,183	11,696,223
Brazilian Federal Savings Bank	134,275	1,495,481	1,629,756	123,495	1,559,847	1,683,342
BNDES	259,341	564,501	823,842	262,709	803,011	1,065,720
IDB	307,349	2,680,484	2,987,833	260,899	3,425,530	3,686,429
IFC	64,450	2,645,882	2,710,332	44,200	2,706,779	2,750,979
Leases (Concession)	84,214	110,214	194,428	108,533	208,611	317,144
Leases (Others)	72,440	9,627	82,067	97,657	53,267	150,924
Other	616	328	944	1,868	931	2,799
Interest	1,033,884	-	1,033,884	548,372	-	548,372

Total in local currency	4,721,151	24,788,944	29,510,095	2,770,773	19,131,159	21,901,932

Foreign currency
IDB	56,573	973,833	1,030,406	89,222	919,189	1,008,411
IBRD	33,453	1,112,127	1,145,580	37,707	793,697	831,404
JICA	150,779	1,965,688	2,116,467	203,754	1,280,402	1,484,156
IFC	-	3,380,431	3,380,431	-	-	-
Blue Bonds	-	2,828,508	2,828,508	-	-	-
Interest	130,860	-	130,860	32,394	-	32,394

Total in foreign currency	371,665	10,260,587	10,632,252	363,077	2,993,288	3,356,365

Total borrowings and financing	5,092,816	35,049,531	40,142,347	3,133,850	22,124,447	25,258,297

(i)        Payment schedule – accounting balances as of December 31, 2025

Payment Schedule
	2026	2027	2028	2029	2030	2031	2031 to 2048	Total

Local currency
Debentures	2,764,582	1,190,600	689,330	1,346,863	1,720,388	3,216,000	9,119,246	20,047,009
Brazilian Federal Savings Bank	134,275	142,638	151,387	157,420	155,126	141,077	747,833	1,629,756
BNDES	259,341	246,023	87,200	35,313	35,313	35,313	125,339	823,842
IDBs	307,349	289,669	359,999	330,039	265,949	265,949	1,168,879	2,987,833
IFCs	64,450	91,400	147,450	218,700	335,000	559,800	1,293,532	2,710,332
Leases	156,654	7,950	17,778	23,696	12,549	52,327	5,541	276,495
Other	616	187	141	-	-	-	-	944
Interest and Other Charges	1,033,884	-	-	-	-	-	-	1,033,884
Total in local currency	4,721,151	1,968,467	1,453,285	2,112,031	2,524,325	4,270,466	12,460,370	29,510,095

Foreign currency
IDB	56,573	56,573	56,573	56,573	56,573	56,573	690,968	1,030,406
IBRD	33,453	33,453	33,453	78,294	78,294	78,294	810,339	1,145,580
JICA	150,779	200,959	251,139	251,139	174,232	174,232	913,987	2,116,467
IFCs	-	-	-	1,674,532	1,674,532	-	31,367	3,380,431
Blue Bonds	-	-	-	-	2,828,508	-	-	2,828,508
Interest and Other Charges	130,860	-	-	-	-	-	-	130,860
Total in foreign currency	371,665	290,985	341,165	2,060,538	4,812,139	309,099	2,446,661	10,632,252

Total	5,092,816	2,259,452	1,794,450	4,172,569	7,336,464	4,579,565	14,907,031	40,142,347

(ii)        Changes

Changes
	December 31, 2024	Additions	Funding	Borrowing costs	Inflation adjustment and exchange rate changes	Inflation adjustment/Exchange rate change - Capitalized	Interest Paid	Amortization	Accrued interest	Provision for interest and charges - capitalized	Expenses with borrowing costs	Fair value	December 31, 2025
Local currency
Debentures	12,062,023	-	10,818,600	(181,512)	184,934	55,463	(1,413,689)	(2,568,437)	1,458,664	410,249	31,473	10,176	20,867,944
Brazilian Federal Savings Bank	1,688,057	-	59,514	-	31,293	5,217	(129,881)	(149,610)	108,808	20,925	-	-	1,634,323
BNDES	1,069,075	-	-	-	18,136	5,331	(73,204)	(265,714)	56,058	16,546	352	-	826,580
IDB	3,805,995	-	-	(79)	-	-	(409,438)	(702,858)	283,246	155,002	4,342	-	3,136,210
IFC	2,805,918	-	-	-	-	-	(457,343)	(44,200)	311,151	148,526	3,553	-	2,767,605
Leases (Concession)	317,144	-	-	-	-	-	(22,710)	(183,910)	83,903	-	-	-	194,427
Leases (Other)	150,924	541	-	-	-	-	-	(99,684)	30,287	-	-	-	82,068
Other	2,796	-	-	-	-	-	(58)	(1,856)	19	37	-	-	938

Total in local currency	21,901,932	541	10,878,114	(181,591)	234,363	66,011	(2,506,323)	(4,016,269)	2,332,136	751,285	39,720	10,176	29,510,095

Foreign currency
IDBs	1,017,833	-	211,653	(4,505)	(108,977)	(6,006)	(53,406)	(85,657)	47,168	3,762	1,296	14,021	1,037,182
IBRD	846,017	-	437,507	(2,346)	(90,173)	(787)	(46,133)	(34,034)	45,786	861	701	3,308	1,160,707
JICA	1,492,515	-	1,030,950	(10,426)	(128,344)	1,632	(21,509)	(159,889)	20,954	697	374	(101,669)	2,125,285
IFCs	-	-	3,372,828	(35,733)	(24,945)	1,178	(68,949)	-	102,377	1,580	2,133	64,968	3,415,437
Blue Bonds	-	-	2,659,300	(19,679)	93,245	-	-	-	63,610	-	1,656	95,509	2,893,641
Total in foreign currency	3,356,365	-	7,712,238	(72,689)	(259,194)	(3,983)	(189,997)	(279,580)	279,895	6,900	6,160	76,137	10,632,252

Total	25,258,297	541	18,590,352	(254,280)	(24,831)	62,028	(2,696,320)	(4,295,849)	2,612,031	758,185	45,880	86,313	40,142,347

(a)	Main events in the year ended December 31, 2025

33rd Debenture issue

As of February 5, 2025, the Company raised R$ 3,700 million from the 33rd issue of simple unsecured non-convertible debentures, in three series, with the following characteristics:

Series	Amount	Rate	Maturity
33rd issue - 1st series	1,000,000	CDI + 0.51% p.a.	2032
33rd issue - 2nd series	1,400,000	IPCA + 7.55% p.a.	2035
33rd issue - 3rd series	1,300,000	IPCA + 7.38% p.a.	2040
Total	3,700,000

The proceeds from the issue will be allocated to the refinancing of financial commitments due in 2025, the recomposition and reinforcement of cash and the execution of investments for the Universalization of sanitation services.

In February 2025, interest rate swaps were contracted for the 2nd series, changing from IPCA + 7.5485% p.a. to CDI -0.34% p.a. and the 3rd series, changing from IPCA + 7.3837% p.a. to CDI -0.45% p.a.

The covenants agreed for the 33rd Issue of Debentures are:

Calculated quarterly, upon disclosure of quarterly information or annual financial statements:

- Net debt/adjusted EBITDA lower than or equal to 3.50;

- Adjusted EBITDA/paid financial expenses equal to or higher than 1.5;

Failure to comply with the financial indices above for at least two consecutive quarters, or for two non-consecutive quarters within twelve months (in which case the 30-day cure period does not apply), constitutes a default event that may lead to the early maturity of the Debentures, disposal of operating assets, termination of licenses, loss of concession or loss of the Company’s ability to execute and operate public sanitation services in areas of the São Paulo State which, individually or jointly during the term of the agreement, lead to a reduction of the Company’s net sales and/or service revenue of more than twenty- five percent (25%). The above limit will be calculated every quarter, taking into consideration the Company’s net operating income during the twelve (12) months before the end of each quarter and using the financial information disclosed by the Company.

Failure to comply with the limit above constitutes a default event that may lead to the early maturity of the Debentures.

22nd Debenture issue

In the period ended March 31, 2025, the Company paid the final amortization of the 22nd debentures issue, of R$ 191,184, of which R$ 180,237 in principal and R$ 10,947 in interest.

30th Debenture issue

In the period ended March 31, 2025, the Company paid the partial amortization of the 30th debentures issue, of R$ 148,571, of which R$ 125,000 in principal and R$ 23,571 in interest.

IDB INVEST 2020

In the period ended March 31, 2025, the Company fully pre-paid of the long-term tranche, in the amount of R$ 492,119, of which R$ 459,740 was principal and R$ 32,379 was interest. Additionally, on February 10, 2025, the medium-term tranche spread was renegotiated, changing from DI + 1.90% to DI + 0.90%, becoming effective as of February 18, 2025.

BNDES

In the period ended March 31, 2025, the Company paid the partial amortization of the agreements with BNDES, of R$ 90,845, of which R$ 70,994 in principal and R$ 20,042 in interest.

IFC 2025

In June 2025, the Company raised the amount of R$ 3,373 million from IFC, with the following characteristics:

Currency	Amount (Currency of Origin)	Amount (R$)	Rate	Hedge Cost	Maturity
Dollar	350,000	1,973,650	SOFR + 1.80% p.a.	DI + 0.85%% p.a.	2032
Euro	220,000	1,399,178	EURIBOR + 1.85% p.a.	DI + 1.20% p.a.	2035
Total		3,372,828

The agreed covenants are: Calculated quarterly, upon disclosure of quarterly information or annual financial statements: - Net debt/adjusted EBITDA lower than or equal to 3.50; - Adjusted EBITDA/paid financial expenses equal to or higher than 2.35. They shall be maintained for two (2) consecutive quarters or not for any period of four (4) consecutive quarters. (no cure period applies to this hypothesis).

34th, 35th and 36th debenture issue

In the third quarter, the Company raised R$ 4,884 million from the issue of simple unsecured non-convertible debentures, in a single series, with the following characteristics:

Instrument	Amount (R$)	Rate	Maturity
34th issue	1,068,600	DI	2032
35th issue	1,000,000	IPCA + 7.26% p.a.	2035
36th issue	2,815,700	IPCA + 9.28% p.a.	2030
Total	4,884,300

Interest rate swaps were contracted for the 35th issue (changing from IPCA + 7.26% p.a. to DI - 0.32% p.a.) and 36th issue (changing from IPCA + 9.28% p.a. to DI +1.39% p.a.). With respect to the 36th issue, of the total amount of R$ 2,815,700 million, R$ 2,765,7000 million have SABESP Lux, the wholly owned subsidiary, as the counterparty.

The agreed covenants for the 34th and 35th issues are:

Calculated quarterly, upon disclosure of quarterly information or annual financial statements:

- Net debt/adjusted EBITDA lower than or equal to 3.50;

- Adjusted EBITDA/paid financial expenses equal to or higher than 1.5;

Failure to comply with the financial indices above for at least two consecutive quarters, or for two non-consecutive quarters within twelve months (in which case the 30-day cure period does not apply), constitutes a default event that may lead to the early maturity of the Debentures, disposal of operating assets, termination of licenses, loss of concession or loss of the Company’s ability to execute and operate public sanitation services in areas of the São Paulo State which, individually or jointly during the term of the agreement, lead to a reduction of the Company’s net sales and/or service revenue of more than twenty- five percent (25%). The above limit will be calculated every quarter, taking into consideration the Company’s net operating income during the twelve (12) months before the end of each quarter and using the financial information disclosed by the Company. Failure to comply with the limit above constitutes a default event that may lead to the early maturity of the Debentures.

The 36th issue has no covenants.

Blue Senior Unsecured Notes (“Blue Bonds”)

In July 2025, the Company's wholly-owned subsidiary SABESP Lux priced the offer of senior unsecured notes in the total volume of US$ 500,000 thousand, guaranteed by Sabesp. The Blue Bonds were issued at a rate of 5.625% p.a., maturing in August 2030 and paying semi-annual interest. Interest rate swap transactions were entered into (swapping from 5.625% p.a. to IPCA + 9.28% p.a.). This transaction has the same terms as the 36th issuance mentioned above.

BID 1212:

In July 2025, the Company paid the final amortization of R$ 29,420, of which R$ 28,628 in principal and R$ 792 in interest.

28th debenture issue:

In July 2025, the Company paid the partial amortization of the 28th debentures issue, of R$ 509,085, of which R$ 444,100 in principal and R$ 64,985 in interest.

37th Debenture Issue

In the fourth quarter, the Company raised R$ 5,000 million from the issue of simple unsecured non-convertible debentures, in two series, with the following characteristics:

Instrument	Amount	Rate	Maturity
37th issue - 1st series	3,500,000	DI +0.69%	2032
37th issue - 2nd series	1,500,000	DI+0.90%	2035
Total	5,000,000

The 37th issue has no covenants.

JICA 2025

In October 2025, the Company entered into a financing agreement with the Japan International Cooperation Agency (JICA) in the total amount of Yen 30 billion. The financing has a twelve-year period with the following characteristics:

Instrument	Amount (Currency of Origin)	Amount (R$)	Rate	Hedge Cost	Maturity
JICA 2025 Yen	30,000,000	1,030,950	2.00% p.a.	DI- 0.69%% p.a.	2037

The agreed covenants are:

Calculated quarterly, upon disclosure of quarterly information or annual financial statements:

- Net debt/adjusted EBITDA lower than or equal to 3.50;

- Adjusted EBITDA/paid financial expenses equal to or higher than 2.35.

They shall be maintained for two (2) consecutive quarters or not for any period of four (4) consecutive quarters. (no cure period applies to this hypothesis).

(b)	Leases

The Company has lease agreements signed as Assets Lease. During the construction period, work costs are capitalized to contract assets against the lease liability.

The amounts payable for the right of use of assets are also recorded in this line. See Note 14 (e).

(c)	Covenants

The table below shows the most restrictive covenants as of December 31, 2025.

Covenants
Adjusted EBITDA/Adjusted Financial Expense	Equal to or higher than 3.50
EBITDA /Financial Expense Paid	Equal to or higher than 2.35
Adjusted Net Debt/Adjusted EBITDA	Equal to or less than 3.00
Net Debt /Adjusted EBITDA	Equal to or less than 3.50
Other Onerous Debts (1)/Adjusted EBITDA	Equal to or less than 1.00

(1)	The contractual definition of “Other Onerous Debts” corresponds to the sum of pension obligations and healthcare plan, installment payment of tax debts, and installment payment of debts with the electricity supplier.

Approximately 35% of the debt balance as of December 31, 2025 was subject to leverage limits.

As of December 31, 2025 and December 31, 2024, the Company met the requirements outlined by its borrowings and financing agreements.

(d)	Borrowings and financing contracted and not yet used

Agent	December 31, 2025
(in millions of Reais (*))
Brazilian Federal Savings Bank	703
Brazilian Development Bank – BNDES	7
Inter-American Development Bank - IDB	577
International Bank for Reconstruction and Development – IBRD	501
Banco BTG Pactual	949
Other	4
Total	2,741

(*)	Brazilian Central Bank’s exchange rate as of December 31, 2025 (US$ 1.00 = R$ 5.5024).

The funds from financing contracted have specific purposes and are released for the execution of their respective investments, according to the execution of the works.

(e)	General information

Below is detailed information on the borrowings and financing in force as of December 31, 2025. For a better understanding, the table below consolidates the instruments by financial institution, remuneration, currency of origin and linked guarantees:

Financial institution/Instrument	Guarantees	Final maturity	Annual interest rate	Currency
Inter-American Development Bank	Federal Government	2025 - 2044	SOFR + 0.85% to 1.20%	Dollar
Inter-American Development Bank	Own funds	2034 - 2036	CDI+ 0.50% and CDI 2.70%	Real
Inter-American Development Bank	Federal Government	2035	CDI + 0.86%	Real
International Finance Corporation	Own funds	2030	SOFR + 1.80%	Euro
International Finance Corporation	Own funds	2030	EURIBOR + 1.85%	US$
International Finance Corporation	Own funds	2032 - 2034	CDI+0.3735% to 2%	Real
International Bank for Reconstruction and Development	Federal Government	2048	SOFR + 0.74% and 1.84%	Dollar
JICA	Federal Government	2029 - 2037	0.01% - 2.5%	Yen
JICA	Own funds	2037	2.00%	Yen
Debentures	Own funds	2026 - 2040	CDI + 0.00% to 1.80%	Real
Debentures	Own funds	2029 - 2040	IPCA + 3.20% to 9.2860%	Real
Debentures	Own funds	2027 - 2028	1.60% to 2.25%	Real
Brazilian Federal Savings Bank	Own funds	2025 to 2042	TR + 5% to 9.5%	Real
Brazilian Development Bank	Own funds	2026 - 2035	TJLP + 1.72% to 2.18%	Real
Blue Senior Unsecured Notes (“Blue Bonds”)	Own funds	2030	5.62%	Dollar
Fehidro	Own funds	2035	3.00%	Real
Leases	Own funds	2035	IPCA + 7.73% to 10.12%	Real
Leases	Own funds	2042	9.74% to 15.24%	Real

Accounting policy

Borrowings and financing are initially recognized at fair value, at the time the funds are received, net of transaction costs and subsequently measured at amortized cost (except for liabilities irrevocably designated for measurement at fair value through profit or loss, as per note 20). Borrowings and financing are classified as current liabilities, unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the date of the statement of financial position.

The securities issued by the Company are not convertible into shares and are accounted for as borrowings.

Borrowing costs are interest and other charges incurred by the Company and arise from borrowing and financing agreements, including exchange variation.

Costs that are attributed to the acquisition, construction or production of an asset that necessarily require a substantial period to be ready for use or sale are capitalized as part of the cost of these assets. Other borrowing costs are recognized as expenses in the period in which they are incurred. Capitalization occurs during the period of construction of the asset, considering the weighted average rate of borrowings in force on the capitalization date.

In cases of borrowings or financing in foreign currency, the Company analyzes as if they were taken in national currency, limiting the capitalization of interest and/or exchange variation by the amount that would be capitalized if they were made in the local market in similar borrowing and financing lines.

The capitalization rate used in determining the amount of borrowing costs eligible for capitalization in the current year was 25%.